Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Mid Cap Index Fund
January 31, 2026
ZMP-NPRT3-0426
1.9881625.108
Common Stocks - 99.6%
	Shares	Value ($)
AUSTRALIA - 1.0%
Materials - 1.0%
Metals & Mining - 1.0%
Anglogold Ashanti Plc	57,413	5,331,945
BELGIUM - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Global Ltd Class A (b)	21,924	243,137
Liberty Global Ltd Class C (b)	18,434	204,249

TOTAL BELGIUM		447,386
BERMUDA - 0.3%
Financials - 0.3%
Insurance - 0.3%
RenaissanceRe Holdings Ltd	6,245	1,759,217
PUERTO RICO - 0.2%
Financials - 0.2%
Banks - 0.2%
Popular Inc	9,029	1,205,642
SWEDEN - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Autoliv Inc	9,464	1,147,415
SWITZERLAND - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
CRISPR Therapeutics AG (b)	12,913	645,133
THAILAND - 0.4%
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Fabrinet (b)	4,852	2,374,763
UNITED KINGDOM - 0.5%
Energy - 0.5%
Energy Equipment & Services - 0.5%
TechnipFMC PLC	54,727	3,049,388
UNITED STATES - 96.8%
Communication Services - 3.0%
Diversified Telecommunication Services - 0.0%
GCI Liberty Inc/DEL Class A (b)(c)	1,527	0
Iridium Communications Inc	14,185	282,565
		282,565
Entertainment - 0.7%
Roku Inc Class A (b)	17,705	1,685,516
TKO Group Holdings Inc Class A	8,973	1,817,750
Warner Music Group Corp Class A	19,747	592,015
		4,095,281
Interactive Media & Services - 1.1%
IAC Inc Class A (b)	8,824	326,047
Match Group Inc	31,931	994,651
Reddit Inc Class A (b)	17,168	3,094,875
Snap Inc Class A (b)	152,745	1,058,523
Ziff Davis Inc (b)	5,342	204,171
ZoomInfo Technologies Inc (b)	37,155	299,098
		5,977,365
Media - 1.2%
Liberty Broadband Corp Class A (b)	2,281	109,533
Liberty Broadband Corp Class C (b)	15,917	765,767
New York Times Co/The Class A	21,851	1,601,897
News Corp Class A	50,783	1,372,665
News Corp Class B	16,552	514,767
Nexstar Media Group Inc	3,863	820,424
Paramount Skydance Corp Class B	42,161	472,625
Sirius XM Holdings Inc	25,677	522,527
TEGNA Inc	21,763	416,979
		6,597,184
TOTAL COMMUNICATION SERVICES		16,952,395
Consumer Discretionary - 10.9%
Automobile Components - 0.6%
BorgWarner Inc	28,955	1,372,757
Gentex Corp	29,694	683,259
Lear Corp	7,042	824,548
QuantumScape Corp Class A (b)	63,244	559,709
		3,440,273
Automobiles - 0.5%
Harley-Davidson Inc	16,063	318,047
Lucid Group Inc (b)(d)	18,438	204,109
Rivian Automotive Inc Class A (b)	109,187	1,610,508
Thor Industries Inc	7,124	796,962
		2,929,626
Broadline Retail - 0.4%
Etsy Inc (b)	13,360	707,546
Macy's Inc	36,407	728,868
Ollie's Bargain Outlet Holdings Inc (b)	8,300	915,573
		2,351,987
Diversified Consumer Services - 0.7%
Bright Horizons Family Solutions Inc (b)	7,654	708,990
Duolingo Inc Class A (b)	5,421	726,739
H&R Block Inc	17,149	676,528
Service Corp International/US	18,960	1,524,953
		3,637,210
Hotels, Restaurants & Leisure - 3.0%
Aramark	35,540	1,367,935
Boyd Gaming Corp	7,816	660,765
Caesars Entertainment Inc (b)	27,648	572,314
Cava Group Inc (b)	13,509	818,916
Choice Hotels International Inc	2,797	287,532
Churchill Downs Inc	8,954	880,715
Dutch Bros Inc Class A (b)	17,193	935,127
Hilton Grand Vacations Inc (b)	8,096	365,211
Hyatt Hotels Corp Class A (d)	5,655	884,272
Marriott Vacations Worldwide Corp	3,799	206,323
MGM Resorts International (b)	27,692	928,790
Norwegian Cruise Line Holdings Ltd (b)	61,591	1,352,538
Penn Entertainment Inc (b)	17,324	222,439
Planet Fitness Inc Class A (b)	11,223	1,021,742
Texas Roadhouse Inc	8,953	1,610,287
Travel + Leisure Co	8,712	605,832
Vail Resorts Inc	4,885	650,047
Wingstop Inc	3,762	998,548
Wyndham Hotels & Resorts Inc	10,225	744,278
Wynn Resorts Ltd	11,424	1,227,509
		16,341,120
Household Durables - 1.4%
Mohawk Industries Inc (b)	7,028	831,975
Newell Brands Inc	57,127	242,789
Somnigroup International Inc	28,399	2,494,852
Toll Brothers Inc	13,047	1,885,161
TopBuild Corp (b)	3,777	1,767,825
Whirlpool Corp (d)	7,632	610,484
		7,833,086
Leisure Products - 0.7%
Brunswick Corp/DE	8,812	706,899
Hasbro Inc	18,027	1,609,991
Mattel Inc (b)	42,021	877,819
Polaris Inc	7,265	463,797
YETI Holdings Inc (b)	10,532	481,418
		4,139,924
Specialty Retail - 2.2%
Academy Sports & Outdoors Inc	9,043	497,455
Advance Auto Parts Inc	8,143	390,945
AutoNation Inc (b)	3,696	757,606
Bath & Body Works Inc	27,966	609,659
Dick's Sporting Goods Inc	8,953	1,808,507
Five Below Inc (b)	7,463	1,430,209
Floor & Decor Holdings Inc Class A (b)	14,601	963,082
GameStop Corp Class A (b)	55,810	1,332,743
Lithia Motors Inc Class A	3,284	1,062,177
Murphy USA Inc	2,308	975,153
RH (b)	2,083	414,163
Valvoline Inc (b)	17,199	562,751
Wayfair Inc Class A (b)	14,466	1,497,086
		12,301,536
Textiles, Apparel & Luxury Goods - 1.4%
Capri Holdings Ltd (b)	16,091	363,174
Crocs Inc (b)	7,034	590,293
PVH Corp	6,537	407,647
Ralph Lauren Corp Class A	5,241	1,852,222
Tapestry Inc	27,697	3,515,026
Under Armour Inc Class A (b)	12,052	74,361
Under Armour Inc Class C (b)	30,271	183,745
VF Corp	44,423	870,247
		7,856,715
TOTAL CONSUMER DISCRETIONARY		60,831,477
Consumer Staples - 4.1%
Beverages - 0.9%
Brown-Forman Corp Class A	8,020	223,197
Brown-Forman Corp Class B (d)	23,458	642,045
Celsius Holdings Inc (b)	21,643	1,135,825
Coca-Cola Consolidated Inc	7,653	1,163,716
Molson Coors Beverage Co Class B	22,961	1,103,046
Primo Brands Corp Class A	34,094	645,740
		4,913,569
Consumer Staples Distribution & Retail - 2.0%
Albertsons Cos Inc Class A	53,685	893,855
BJ's Wholesale Club Holdings Inc (b)	17,846	1,649,684
Casey's General Stores Inc	5,032	3,051,909
Maplebear Inc (b)	24,902	925,358
Performance Food Group Co (b)	21,210	2,024,495
US Foods Holding Corp (b)	30,157	2,521,728
		11,067,029
Food Products - 1.1%
Campbell's Company/The	26,726	747,793
Darling Ingredients Inc (b)	21,412	977,672
Flowers Foods Inc	29,328	335,219
Freshpet Inc (b)	6,617	461,205
Hormel Foods Corp	39,589	974,285
Ingredion Inc	8,584	1,013,771
Lamb Weston Holdings Inc	18,883	867,296
Post Holdings Inc (b)	6,455	660,411
		6,037,652
Personal Care Products - 0.1%
BellRing Brands Inc (b)	17,059	424,257
elf Beauty Inc (b)	8,072	686,039
		1,110,296
TOTAL CONSUMER STAPLES		23,128,546
Energy - 2.7%
Energy Equipment & Services - 0.4%
Helmerich & Payne Inc	13,535	458,566
NOV Inc	49,515	908,600
Weatherford International PLC	9,716	914,081
		2,281,247
Oil, Gas & Consumable Fuels - 2.3%
Antero Midstream Corp	45,058	847,992
Antero Resources Corp (b)	39,650	1,442,071
APA Corp	48,046	1,268,895
Chord Energy Corp	7,721	773,953
DT Midstream Inc	13,738	1,731,263
HF Sinclair Corp	21,166	1,100,420
Matador Resources Co	15,826	715,968
Murphy Oil Corp	18,211	547,969
PBF Energy Inc Class A	11,131	372,443
Permian Resources Holdings Inc/DE Class A	94,014	1,516,446
Range Resources Corp	32,050	1,213,093
SM Energy Co	15,620	304,120
Viper Energy Inc Class A	22,782	964,590
		12,799,223
TOTAL ENERGY		15,080,470
Financials - 15.1%
Banks - 3.8%
Bank OZK	14,410	685,340
Commerce Bancshares Inc/MO	17,472	919,726
Cullen/Frost Bankers Inc	8,648	1,191,867
East West Bancorp Inc	18,615	2,130,301
First Financial Bankshares Inc	17,720	563,850
First Horizon Corp	66,608	1,631,230
Flagstar Financial Inc	40,509	535,529
Glacier Bancorp Inc	17,449	884,315
Hancock Whitney Corp	11,332	779,642
Old National Bancorp/IN	47,134	1,151,484
Pinnacle Financial Partners Inc	10,388	987,795
Prosperity Bancshares Inc	12,890	889,539
ServisFirst Bancshares Inc	6,819	558,135
SOUTHSTATE BANK CORP	13,615	1,393,223
United Bankshares Inc/WV	19,071	807,275
Valley National Bancorp	65,132	811,545
Webster Financial Corp	21,837	1,436,219
Western Alliance Bancorp	13,984	1,246,674
Wintrust Financial Corp	9,045	1,334,047
Zions Bancorp NA	20,023	1,199,578
		21,137,314
Capital Markets - 3.0%
Affiliated Managers Group Inc	3,798	1,189,116
Blue Owl Capital Inc Class A (d)	85,606	1,167,666
Carlyle Group Inc/The	35,118	2,064,236
Evercore Inc Class A	5,228	1,846,896
Franklin Resources Inc	41,705	1,110,187
Houlihan Lokey Inc Class A	7,364	1,239,508
Invesco Ltd	60,242	1,644,004
Janus Henderson Group PLC	16,722	804,830
Jefferies Financial Group Inc	22,343	1,366,945
MarketAxess Holdings Inc	5,038	852,581
Morningstar Inc	3,217	650,123
SEI Investments Co	12,541	1,101,727
Stifel Financial Corp	13,756	1,696,115
		16,733,934
Consumer Finance - 1.4%
Ally Financial Inc	37,970	1,605,372
Credit Acceptance Corp (b)(d)	836	416,528
OneMain Holdings Inc	15,968	1,046,543
SLM Corp	27,513	746,978
SoFi Technologies Inc Class A (b)	170,673	3,893,051
		7,708,472
Financial Services - 2.0%
Affirm Holdings Inc Class A (b)	39,181	2,362,615
Corebridge Financial Inc	36,233	1,117,063
Equitable Holdings Inc	38,792	1,799,949
Essent Group Ltd	13,098	824,126
Euronet Worldwide Inc (b)	5,288	383,168
MGIC Investment Corp	30,299	815,649
Toast Inc Class A (b)	63,434	1,973,432
Voya Financial Inc	12,889	988,071
Western Union Co/The	43,698	409,450
WEX Inc (b)	4,632	712,865
		11,386,388
Insurance - 3.8%
American Financial Group Inc/OH	9,376	1,221,412
Assurant Inc	6,771	1,612,378
Assured Guaranty Ltd	5,877	498,663
Axis Capital Holdings Ltd	10,437	1,076,890
Erie Indemnity Co Class A	3,443	974,403
First American Financial Corp	13,826	873,527
Globe Life Inc	10,761	1,508,907
Hanover Insurance Group Inc/The	4,816	838,658
Kinsale Capital Group Inc	2,993	1,184,869
Lincoln National Corp	22,957	955,241
Loews Corp	22,840	2,411,219
Old Republic International Corp	30,879	1,209,530
Primerica Inc	4,314	1,134,755
Reinsurance Group of America Inc	8,891	1,802,650
RLI Corp	12,430	726,285
Ryan Specialty Holdings Inc Class A	15,329	740,084
Selective Insurance Group Inc	8,205	689,876
Unum Group	20,841	1,583,291
		21,042,638
Mortgage Real Estate Investment Trusts (REITs) - 1.1%
AGNC Investment Corp (d)	145,429	1,657,891
Annaly Capital Management Inc	92,479	2,127,942
Blackstone Mortgage Trust Inc Class A	21,468	413,259
Rithm Capital Corp	75,027	820,795
Starwood Property Trust Inc	47,185	846,027
		5,865,914
TOTAL FINANCIALS		83,874,660
Health Care - 10.1%
Biotechnology - 3.7%
Alkermes PLC (b)	22,353	757,543
Apellis Pharmaceuticals Inc (b)	13,927	314,472
Arrowhead Pharmaceuticals Inc (b)	18,719	1,297,788
Cytokinetics Inc (b)	16,546	1,045,542
Exact Sciences Corp (b)	25,646	2,624,612
Exelixis Inc (b)	36,284	1,500,706
Halozyme Therapeutics Inc (b)	15,907	1,140,691
Incyte Corp (b)	22,320	2,233,562
Ionis Pharmaceuticals Inc (b)	21,914	1,811,630
Moderna Inc (b)	47,085	2,075,036
Neurocrine Biosciences Inc (b)	13,491	1,835,585
Sarepta Therapeutics Inc (b)	14,215	289,133
Ultragenyx Pharmaceutical Inc (b)	13,063	314,426
United Therapeutics Corp (b)	5,828	2,736,189
Viking Therapeutics Inc (b)	15,323	444,980
		20,421,895
Health Care Equipment & Supplies - 2.1%
CONMED Corp	4,212	161,698
DENTSPLY SIRONA Inc	27,145	338,498
Enovis Corp (b)	7,757	170,964
Envista Holdings Corp (b)	22,228	521,691
Globus Medical Inc Class A (b)	15,076	1,367,092
ICU Medical Inc (b)	3,345	501,416
Inspire Medical Systems Inc (b)	3,587	271,823
iRhythm Technologies Inc (b)	4,356	673,046
Lantheus Holdings Inc (b)	8,987	601,410
LivaNova PLC (b)	7,389	485,531
Masimo Corp (b)	6,175	848,013
Medline Inc Class A	29,225	1,291,745
Penumbra Inc (b)	5,301	1,898,659
QuidelOrtho Corp (b)	9,223	250,589
Solventum Corp (b)	19,933	1,534,243
Teleflex Inc	5,993	625,489
		11,541,907
Health Care Providers & Services - 2.3%
Acadia Healthcare Co Inc (b)	12,630	169,747
Chemed Corp	1,918	819,255
DaVita Inc (b)	4,772	521,770
Encompass Health Corp	13,610	1,286,553
Ensign Group Inc/The	7,777	1,335,000
Guardant Health Inc (b)	17,515	1,997,411
HealthEquity Inc (b)	11,665	999,341
Henry Schein Inc (b)	13,545	1,022,377
Option Care Health Inc (b)	21,511	731,374
Tenet Healthcare Corp (b)	11,897	2,251,864
Universal Health Services Inc Class B	7,478	1,505,022
		12,639,714
Health Care Technology - 0.1%
Doximity Inc Class A (b)	18,592	696,642
Life Sciences Tools & Services - 1.2%
Bio-Rad Laboratories Inc Class A (b)	2,460	722,501
Bio-Techne Corp	21,106	1,352,684
Bruker Corp	15,033	665,811
Charles River Laboratories International Inc (b)	6,662	1,402,218
Medpace Holdings Inc (b)	3,010	1,753,265
Repligen Corp (b)	7,164	1,070,087
		6,966,566
Pharmaceuticals - 0.7%
Corcept Therapeutics Inc (b)	12,681	505,591
Elanco Animal Health Inc (b)	67,236	1,619,044
Jazz Pharmaceuticals PLC (b)	8,221	1,352,272
Organon & Co	35,244	300,984
Perrigo Co PLC	18,849	267,844
		4,045,735
TOTAL HEALTH CARE		56,312,459
Industrials - 23.2%
Aerospace & Defense - 2.8%
ATI Inc (b)	18,390	2,212,317
BWX Technologies Inc	12,379	2,543,018
Carpenter Technology Corp	6,745	2,143,763
Curtiss-Wright Corp	4,992	3,278,197
Hexcel Corp	10,780	892,692
Huntington Ingalls Industries Inc	5,314	2,234,590
Woodward Inc	8,116	2,579,589
		15,884,166
Air Freight & Logistics - 0.7%
CH Robinson Worldwide Inc	15,992	3,117,640
GXO Logistics Inc (b)	15,491	876,636
		3,994,276
Building Products - 2.0%
A O Smith Corp	15,365	1,129,174
Advanced Drainage Systems Inc	9,688	1,472,964
Allegion plc	11,635	1,924,313
Armstrong World Industries Inc	5,823	1,069,918
Fortune Brands Innovations Inc	16,295	881,560
Owens Corning	11,140	1,335,018
Simpson Manufacturing Co Inc	5,615	992,620
Trex Co Inc (b)	14,545	602,453
UFP Industries Inc	7,907	816,634
Zurn Elkay Water Solutions Corp	20,118	927,641
		11,152,295
Commercial Services & Supplies - 1.3%
Casella Waste Systems Inc Class A (b)	8,451	852,537
Clean Harbors Inc (b)	6,789	1,764,529
MSA Safety Inc	4,970	880,436
Rollins Inc	39,686	2,513,711
Tetra Tech Inc	35,391	1,332,825
		7,344,038
Construction & Engineering - 3.5%
AECOM	17,927	1,728,701
API Group Corp (b)	50,056	2,080,828
Comfort Systems USA Inc	4,765	5,442,107
EMCOR Group Inc	6,061	4,368,345
Everus Construction Group Inc (b)	6,912	611,642
Fluor Corp (b)	21,845	1,009,021
MasTec Inc (b)	8,297	1,995,263
Valmont Industries Inc	2,664	1,186,972
WillScot Holdings Corp	24,663	493,999
		18,916,878
Electrical Equipment - 1.9%
Acuity Inc	4,117	1,273,141
Atkore Inc	4,583	318,288
Generac Holdings Inc (b)	7,949	1,335,750
Nextpower Inc Class A (b)	20,096	2,353,041
nVent Electric PLC	21,842	2,451,983
Regal Rexnord Corp	8,993	1,452,370
Sensata Technologies Holding PLC	19,749	683,118
Sunrun Inc (b)	31,428	597,132
		10,464,823
Ground Transportation - 1.3%
Knight-Swift Transportation Holdings Inc	21,994	1,211,869
Landstar System Inc	4,657	695,570
Lyft Inc Class A (b)	54,079	912,313
RXO Inc (b)	22,259	324,535
Saia Inc (b)	3,608	1,208,211
U-Haul Holding Co (b)	626	35,400
U-Haul Holding Co Class N	14,153	726,191
XPO Inc (b)	15,888	2,353,172
		7,467,261
Machinery - 5.0%
AGCO Corp	8,394	951,964
Allison Transmission Holdings Inc	11,274	1,225,484
Chart Industries Inc (b)	5,960	1,235,746
CNH Industrial NV Class A	119,982	1,291,006
Crane Co	6,625	1,209,990
Donaldson Co Inc	15,692	1,599,642
Flowserve Corp	17,209	1,344,883
Graco Inc	22,451	1,960,646
ITT Inc	11,505	2,097,362
Lincoln Electric Holdings Inc	7,450	1,976,858
Middleby Corp/The (b)	6,278	923,933
Mueller Industries Inc	15,028	2,045,912
Nordson Corp	7,226	1,983,754
Oshkosh Corp	8,576	1,233,400
Pentair PLC	22,149	2,333,840
RBC Bearings Inc (b)	4,261	2,129,094
Timken Co/The	8,609	802,273
Toro Co/The	13,263	1,213,565
		27,559,352
Marine Transportation - 0.3%
Kirby Corp (b)	7,321	861,389
Matson Inc	4,222	676,786
		1,538,175
Passenger Airlines - 0.4%
Alaska Air Group Inc (b)	15,713	798,692
American Airlines Group Inc (b)	89,323	1,187,996
		1,986,688
Professional Services - 2.0%
CACI International Inc (b)	2,989	1,854,914
Clarivate PLC (b)	60,297	159,786
Concentrix Corp	6,037	225,482
Dayforce Inc (b)	21,594	1,495,816
ExlService Holdings Inc (b)	21,428	838,906
Exponent Inc	6,774	486,847
FTI Consulting Inc (b)	4,092	714,750
Genpact Ltd	21,715	957,632
KBR Inc	17,196	736,161
ManpowerGroup Inc	6,369	231,386
Maximus Inc	7,637	721,238
Paycom Software Inc	6,618	891,776
Paylocity Holding Corp (b)	5,960	804,481
Robert Half Inc	13,682	473,534
Science Applications International Corp	6,247	635,695
		11,228,404
Trading Companies & Distributors - 2.0%
Air Lease Corp Class A	14,167	915,613
Applied Industrial Technologies Inc	5,103	1,328,872
Core & Main Inc Class A (b)	25,826	1,378,075
FTAI Aviation Ltd	13,886	3,781,436
GATX Corp	4,829	878,443
SiteOne Landscape Supply Inc (b)	6,035	866,264
Wesco International Inc	6,588	1,906,765
		11,055,468
TOTAL INDUSTRIALS		128,591,824
Information Technology - 13.3%
Communications Equipment - 1.5%
Ciena Corp (b)	19,097	4,808,816
Lumentum Holdings Inc (b)	9,599	3,761,272
		8,570,088
Electronic Equipment, Instruments & Components - 2.5%
Arrow Electronics Inc (b)	6,976	924,250
Cognex Corp	22,697	879,282
Coherent Corp (b)	21,279	4,514,978
Flex Ltd (b)	50,069	3,156,350
Insight Enterprises Inc (b)	4,208	353,556
Littelfuse Inc	3,370	1,091,071
Novanta Inc (b)	4,848	652,250
TD SYNNEX Corp	10,255	1,627,161
Vontier Corp	19,593	734,738
		13,933,636
IT Services - 0.7%
Amdocs Ltd	14,898	1,220,742
ASGN Inc (b)	5,822	303,268
DXC Technology Co (b)	23,669	341,544
EPAM Systems Inc (b)	7,479	1,560,119
Kyndryl Holdings Inc (b)	30,894	710,562
		4,136,235
Semiconductors & Semiconductor Equipment - 2.2%
Cirrus Logic Inc (b)	6,896	898,825
Enphase Energy Inc (b)	17,731	655,692
Lattice Semiconductor Corp (b)	18,509	1,490,345
MKS Inc	9,090	2,139,877
Onto Innovation Inc (b)	6,637	1,341,006
Power Integrations Inc	7,517	345,331
Qorvo Inc (b)	11,367	887,876
Rambus Inc (b)	14,577	1,659,300
Silicon Laboratories Inc (b)	4,445	633,190
Skyworks Solutions Inc	20,153	1,123,731
Synaptics Inc (b)	5,277	435,405
Universal Display Corp	5,985	687,198
		12,297,776
Software - 3.9%
Aurora Innovation Inc Class A (b)	164,376	690,379
Bentley Systems Inc Class B	20,152	707,738
BILL Holdings Inc (b)	12,072	521,148
BitMine Immersion Technologies Inc (d)	38,555	967,731
Box Inc Class A (b)	19,579	496,328
Circle Internet Group Inc Class A	7,333	468,799
Commvault Systems Inc (b)	5,966	511,286
Dolby Laboratories Inc Class A	8,283	531,686
Dropbox Inc Class A (b)	23,535	599,672
Dynatrace Inc (b)	40,793	1,553,805
Elastic NV (b)	12,660	834,674
Five9 Inc (b)	10,605	187,283
Guidewire Software Inc (b)	11,505	1,619,444
Manhattan Associates Inc (b)	8,150	1,230,732
Nutanix Inc Class A (b)	36,639	1,441,012
Procore Technologies Inc (b)	16,202	915,251
Qualys Inc (b)	4,853	640,111
Rapid7 Inc (b)	7,817	93,178
RingCentral Inc Class A (b)	10,417	269,592
Rubrik Inc Class A (b)	19,238	1,076,366
Samsara Inc Class A (b)	47,231	1,324,830
SentinelOne Inc Class A (b)	43,508	608,242
SPS Commerce Inc (b)	5,112	456,297
Tenable Holdings Inc (b)	16,140	356,048
Teradata Corp (b)	12,617	359,837
UiPath Inc Class A (b)	57,172	719,795
Unity Software Inc (b)	46,352	1,348,843
Varonis Systems Inc (b)	15,977	476,754
Workiva Inc Class A (b)	7,092	546,226
		21,553,087
Technology Hardware, Storage & Peripherals - 2.5%
Pure Storage Inc Class A (b)	42,281	2,940,220
Sandisk Corp/DE	18,850	10,862,313
		13,802,533
TOTAL INFORMATION TECHNOLOGY		74,293,355
Materials - 4.8%
Chemicals - 2.0%
Albemarle Corp	15,937	2,719,330
Ashland Inc	6,196	378,947
Avient Corp	12,442	449,778
Axalta Coating Systems Ltd (b)	28,839	968,414
Balchem Corp	4,378	745,004
Celanese Corp	14,825	658,823
Chemours Co/The	20,317	304,552
Element Solutions Inc	30,768	895,349
FMC Corp	17,218	272,044
Huntsman Corp	22,396	242,324
Mosaic Co/The	43,026	1,183,215
Olin Corp	15,539	323,367
RPM International Inc	17,337	1,854,366
Scotts Miracle-Gro Co/The	6,030	387,247
		11,382,760
Construction Materials - 0.3%
Eagle Materials Inc	4,339	884,332
Knife River Corp (b)	7,677	515,664
		1,399,996
Containers & Packaging - 1.0%
AptarGroup Inc	8,873	1,108,681
Crown Holdings Inc	15,423	1,614,480
Graphic Packaging Holding CO	40,146	588,139
Sealed Air Corp	19,893	833,119
Silgan Holdings Inc	11,879	512,579
Sonoco Products Co	13,411	643,728
		5,300,726
Metals & Mining - 1.5%
Alcoa Corp	35,063	1,991,929
Cleveland-Cliffs Inc (b)	77,127	1,061,267
Commercial Metals Co	15,011	1,153,896
MP Materials Corp (b)(d)	18,242	1,072,082
Royal Gold Inc	10,970	2,888,511
		8,167,685
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	8,583	718,740
TOTAL MATERIALS		26,969,907
Real Estate - 6.7%
Health Care REITs - 0.7%
American Healthcare REIT Inc	23,951	1,123,541
Healthcare Realty Trust Inc	47,929	804,728
Medical Properties Trust Inc (d)	67,322	337,956
Omega Healthcare Investors Inc	40,123	1,760,598
		4,026,823
Hotel & Resort REITs - 0.2%
Park Hotels & Resorts Inc	27,708	302,848
Ryman Hospitality Properties Inc	8,551	809,780
		1,112,628
Industrial REITs - 1.2%
Americold Realty Trust Inc	38,867	482,339
EastGroup Properties Inc	7,231	1,313,439
First Industrial Realty Trust Inc	17,966	1,042,567
Lineage Inc	7,843	280,074
LXP Industrial Trust	8,123	402,495
Rexford Industrial Realty Inc	31,578	1,279,856
STAG Industrial Inc Class A	25,388	952,304
Terreno Realty Corp	14,065	865,560
		6,618,634
Office REITs - 0.7%
BXP Inc	20,009	1,293,982
Cousins Properties Inc	23,018	580,974
Douglas Emmett Inc	23,154	244,506
Highwoods Properties Inc	15,210	393,179
Kilroy Realty Corp	14,880	513,062
Vornado Realty Trust	21,895	698,013
		3,723,716
Real Estate Management & Development - 0.8%
Howard Hughes Holdings Inc (b)	4,154	339,216
Jones Lang LaSalle Inc (b)	6,386	2,285,613
Zillow Group Inc Class A (b)	6,928	431,199
Zillow Group Inc Class C (b)	23,507	1,481,646
		4,537,674
Residential REITs - 0.9%
American Homes 4 Rent Class A	44,283	1,386,944
Camden Property Trust	14,439	1,574,573
Equity LifeStyle Properties Inc	26,278	1,659,981
Independence Realty Trust Inc	32,547	543,535
		5,165,033
Retail REITs - 1.6%
Agree Realty Corp	15,595	1,126,427
Brixmor Property Group Inc	41,544	1,112,964
Federal Realty Investment Trust	10,667	1,079,074
Kimco Realty Corp	92,017	1,939,718
Kite Realty Group Trust	29,540	693,894
NNN REIT Inc	25,928	1,080,420
Regency Centers Corp	22,337	1,627,697
		8,660,194
Specialized REITs - 0.6%
CubeSmart	31,069	1,166,020
Lamar Advertising Co Class A	11,776	1,510,979
National Storage Affiliates Trust	9,737	309,733
Rayonier Inc	20,314	461,940
		3,448,672
TOTAL REAL ESTATE		37,293,374
Utilities - 2.9%
Electric Utilities - 0.8%
IDACORP Inc	7,303	969,765
OGE Energy Corp	27,293	1,192,158
Pinnacle West Capital Corp	16,219	1,517,450
Portland General Electric Co	15,279	767,770
		4,447,143
Gas Utilities - 0.9%
MDU Resources Group Inc	27,687	567,860
National Fuel Gas Co	12,230	1,024,263
New Jersey Resources Corp	13,660	675,897
ONE Gas Inc	8,151	648,494
Southwest Gas Holdings Inc	8,689	719,623
UGI Corp	29,104	1,167,361
		4,803,498
Independent Power and Renewable Electricity Producers - 0.8%
AES Corp/The	96,430	1,412,700
Ormat Technologies Inc	8,219	1,026,882
Talen Energy Corp (b)	6,184	2,154,258
		4,593,840
Multi-Utilities - 0.1%
Black Hills Corp	10,228	746,439
Water Utilities - 0.3%
Essential Utilities Inc	38,414	1,490,079
TOTAL UTILITIES		16,080,999
TOTAL UNITED STATES		539,409,466
TOTAL COMMON STOCKS (Cost $479,967,955)		555,370,355

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Brookfield Property Preferred LP 6.25% (Cost $74)	3	48

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (g) (Cost $120,860)	3.82	121,000	120,879

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.70	2,160,007	2,160,439
Fidelity Securities Lending Cash Central Fund (h)(i)	3.70	6,405,246	6,405,887
TOTAL MONEY MARKET FUNDS (Cost $8,566,326)			8,566,326

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $488,655,215)	564,057,608
NET OTHER ASSETS (LIABILITIES) - (1.1)% (e)	(6,330,853)
NET ASSETS - 100.0%	557,726,755

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P MidCap 400 Index Contracts (United States)	7	3/2026	2,413,250	40,681

The notional amount of long futures as a percentage of Net Assets is 0.4%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)	Security or a portion of the security is on loan at period end.
(e)	Includes $40,978 of cash collateral to cover margin requirements for futures contracts.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $120,879.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	914,223	39,474,119	38,227,880	47,110	(23)	-	2,160,439	2,160,007	0.0%
Fidelity Securities Lending Cash Central Fund	3,871,356	52,166,846	49,632,459	98,666	144	-	6,405,887	6,405,246	0.0%
Total	4,785,579	91,640,965	87,860,339	145,776	121	-	8,566,326

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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